ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (1,133,517)	$ (1,147,566)	$ (1,122,198)	$ (739,205)	$ (543,774)	$ (249,566)	$ (3,403,281)	$ (1,532,545)	$ (2,539,498)	$ (659,246)
Net Loss Per Share:
Basic and Diluted	$ (0.06)			$ (0.04)			$ (0.19)	$ (0.09)	$ (0.153)	$ (0.049)
Weighted average number of shares used in computing basic and diluted net loss per share:
Basic and Diluted	17,870,261			16,848,236			17,862,625	16,272,642	16,589,633	13,336,309